Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation For CEO ($)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(1)(2)	Cumulative TSR ($)(3)	S&P 600 Consumer Staples Cumulative TSR ($)(3)	Net Income ($M)	Company-Selected Performance Measure (Revenue) ($M)
2025	5,584,551	2,729,867	1,317,297	969,376	6	116	(19)	386
2024	5,609,855	983,508	1,159,056	421,253	10	140	2	602
2023	7,039,062	2,928,661	1,738,401	1,103,919	39	139	99	1,072
2022	5,940,235	(710,735)	1,229,146	337,631	63	120	144	1,599
2021	6,565,494	12,935,723	1,438,062	2,214,069	109	129	164	1,526

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1) The CEO for each year is Daniel Chard. The Other Named Executive Officers for each year are as follows:
2021: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Ms. Lauren Walker.
2022: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.
2023: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.
2024: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.
2025: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.

Peer Group Issuers, Footnote	The peer group TSR set forth for each year is the S&P 600 Consumer Staples index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report for the year ended December 31, 2025. TSR values assume $100 was invested for the cumulative period from December 31, 2020 through December 31, 2025, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,584,551	$ 5,609,855	$ 7,039,062	$ 5,940,235	$ 6,565,494
PEO Actually Paid Compensation Amount	$ 2,729,867	983,508	2,928,661	(710,735)	12,935,723
Adjustment To PEO Compensation, Footnote	The total compensation and equity grants of our Named Executive Officers, as reported in the summary compensation tables for 2021, 2022, 2023, 2024, and 2025 are detailed below along with the dividends earned, additions and deductions to the fair value of their equity grants and any forfeitures as reflected in the actual compensation calculations above.

Breakdown of Actual Compensation of Chief Executive Officer
Year	SCT Total for CEO ($)	Equity Value from SCT for CEO ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for CEO ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for CEO ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for CEO ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for CEO ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for CEO ($)	Compensation Actually Paid for CEO ($)
2025	5,584,551	(4,567,664)	3,336,250	—	(1,193,558)	(429,712)	—	2,729,867
2024	5,609,855	(4,029,669)	1,986,091	—	(2,268,404)	(314,365)	—	983,508
2023	7,039,062	(4,604,755)	2,866,049	373,037	(1,897,142)	(847,590)	—	2,928,661
2022	5,940,235	(4,002,009)	2,517,440	553,538	(2,251,992)	(3,467,947)	—	(710,735)
2021	6,565,494	(3,484,918)	4,603,480	546,641	3,925,442	779,584	—	12,935,723

Non-PEO NEO Average Total Compensation Amount	$ 1,317,297	1,159,056	1,738,401	1,229,146	1,438,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ 969,376	421,253	1,103,919	337,631	2,214,069
Adjustment to Non-PEO NEO Compensation Footnote

Breakdown of Average Actual Compensation of Named Executive Officers
Year	SCT Total for NEO's ($)	Equity Value from SCT for NEO's ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for NEO's ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for NEO's ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for NEO's ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for NEO's ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for NEO's ($)	Compensation Actually Paid for NEO's ($)
2025	1,317,297	(504,062)	443,316	—	(114,461)	(90,050)	(82,664)	969,376
2024	1,159,056	(535,482)	263,921	—	(397,798)	(68,444)	—	421,253
2023	1,738,401	(862,829)	541,366	53,533	(244,447)	(122,105)	—	1,103,919
2022	1,229,146	(517,724)	325,671	62,556	(478,307)	(283,711)	—	337,631
2021	1,438,062	(411,897)	505,460	41,554	386,276	254,614	—	2,214,069

Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Company Selected Measure
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Total Shareholder Return Vs Peer Group
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Tabular List, Table

Important Company Performance Metrics
Revenue
Operating Income
Coach Productivity

Total Shareholder Return Amount	$ 6	10	39	63	109
Peer Group Total Shareholder Return Amount	116	140	139	120	129
Net Income (Loss)	$ (19,000,000)	$ 2,000,000	$ 99,000,000	$ 144,000,000	$ 164,000,000
Company Selected Measure Amount	386,000,000	602,000,000	1,072,000,000	1,599,000,000	1,526,000,000
PEO Name	Daniel Chard
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Coach Productivity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,567,664)	$ (4,029,669)	$ (4,604,755)	$ (4,002,009)	$ (3,484,918)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,336,250	1,986,091	2,866,049	2,517,440	4,603,480
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,193,558)	(2,268,404)	(1,897,142)	(2,251,992)	3,925,442
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(429,712)	(314,365)	(847,590)	(3,467,947)	779,584
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	373,037	553,538	546,641
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,062)	(535,482)	(862,829)	(517,724)	(411,897)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,316	263,921	541,366	325,671	505,460
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,461)	(397,798)	(244,447)	(478,307)	386,276
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,050)	(68,444)	(122,105)	(283,711)	254,614
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,664)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 53,533	$ 62,556	$ 41,554